Form N-CSR Cover	12 Months Ended
Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds U.S. Small and Mid Cap Equity Fund
Entity Central Index Key	0002026099
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025